Unit activity (Details)			3 Months Ended	6 Months Ended
	May 12, 2022 shares	Feb. 12, 2022 shares	Dec. 31, 2021 shares	Jun. 30, 2022 shares
February 12, 2022: Quarterly conversion of Class B Units
Limited Partners' Capital Account [Line Items]
Conversion of Units		84,135
Units conversion ratio		1
May 12, 2022: Quarterly conversion of Class B Units
Limited Partners' Capital Account [Line Items]
Conversion of Units	84,135
Units conversion ratio	1
Series A Convertible Preferred Units
Limited Partners' Capital Account [Line Items]
Temporary Equity, Shares Outstanding			3,541,666	3,541,666
General Partner Unit
Limited Partners' Capital Account [Line Items]
Units, Beginning balance				640,278
Units, Ending balance			640,278	640,278
Common Units
Limited Partners' Capital Account [Line Items]
Units, Beginning balance				33,708,541
Units, Ending balance			33,708,541	33,876,811
Common Units | February 12, 2022: Quarterly conversion of Class B Units
Limited Partners' Capital Account [Line Items]
Conversion of Units				84,135
Common Units | May 12, 2022: Quarterly conversion of Class B Units
Limited Partners' Capital Account [Line Items]
Conversion of Units				84,135
Class B Units
Limited Partners' Capital Account [Line Items]
Units, Beginning balance				588,945
Units, Ending balance			588,945	420,675
Class B Units | February 12, 2022: Quarterly conversion of Class B Units
Limited Partners' Capital Account [Line Items]
Conversion of Units				(84,135)
Class B Units | May 12, 2022: Quarterly conversion of Class B Units
Limited Partners' Capital Account [Line Items]
Conversion of Units				(84,135)